Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Deferred tax
(Increase)/decrease in deferred tax assets	$ (130)	$ (5,394)	$ (948)	$ (7,424)
(Decrease)/increase in deferred tax liabilities	204	3,125	292	3,222
Total deferred tax expense/(benefit)	74	(2,269)	(656)	(4,202)
Income tax expense/(benefit)	$ 74	$ (2,269)	$ (656)	$ (4,202)